Statements Of Financial Highlights - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ (59.95)	$ (56.30)		$ (60.50)
Net realized and unrealized gains on trading of futures and forward currency contracts		(107.56)	85.83		26.34
Net losses from U.S. Treasury notes	[1]	0.02	1.51		1.33
Net income (loss) from operations		(167.49)	31.04		(32.83)
Less: profit share allocated to Managing Owner					0.00
Net income (loss) after profit share allocation		(167.49)	31.04		(32.83)
Net Asset Value Per Share, Beginning Balance		1,216.50	1,185.46		1,218.29
Net Asset Value Per Share, Ending Balance		$ 1,049.01	$ 1,216.50		$ 1,185.46
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(5.71%)	(4.75%)		(5.27%)
Total expenses	[2]	6.75%	6.98%		6.89%
Profit share allocation	[2]				0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	6.75%	6.98%		6.89%
Total return before profit share allocation	[2]	(13.77%)	2.62%		(2.69%)
Less profit share allocation	[2]				0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	(13.77%)	2.62%		(2.69%)
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ (28.71)	$ (12.21)		$ (15.19)	[3]
Net realized and unrealized gains on trading of futures and forward currency contracts		(148.97)	129.12		43.07	[3]
Net losses from U.S. Treasury notes	[1]	0.19	1.88		1.92	[3]
Net income (loss) from operations		(177.49)	118.79		29.80	[3]
Less: profit share allocated to Managing Owner			16.39		2.92	[3]
Net income (loss) after profit share allocation		(177.49)	102.40		26.88	[3]
Net Asset Value Per Share, Beginning Balance		1,756.46	1,654.06	[3]	1,627.18	[3]
Net Asset Value Per Share, Ending Balance		$ 1,578.97	$ 1,756.46		$ 1,654.06	[3]
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(1.85%)	(0.72%)		(0.97%)	[3]
Total expenses	[2]	2.92%	2.94%		2.61%	[3]
Profit share allocation	[2]		0.97%		0.19%	[3]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	2.92%	3.91%		2.80%	[3]
Total return before profit share allocation	[2]	(10.10%)	7.16%		1.84%	[3]
Less profit share allocation	[2]		0.97%		0.19%	[3]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	(10.10%)	6.19%		1.65%	[3]
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ (3.04)	$ 21.94		$ 15.52
Net realized and unrealized gains on trading of futures and forward currency contracts		(188.26)	163.58		54.67
Net losses from U.S. Treasury notes	[1]	(0.85)	2.24		2.40
Net income (loss) from operations		(192.15)	187.76		72.59
Less: profit share allocated to Managing Owner			0.00		0.00
Net income (loss) after profit share allocation		(192.15)	187.76		72.59
Net Asset Value Per Share, Beginning Balance		2,256.20	2,068.44		1,995.85
Net Asset Value Per Share, Ending Balance		$ 2,064.05	$ 2,256.20		$ 2,068.44
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(0.15%)	1.03%		0.80%
Total expenses	[2]	1.15%	1.18%		0.85%
Profit share allocation	[2]		0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	1.15%	1.18%		0.85%
Total return before profit share allocation	[2]	(8.52%)	9.08%		3.64%
Less profit share allocation	[2]		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	(8.52%)	9.08%		3.64%
Series 5 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ (39.27)	$ (25.41)	[4]	$ (16.57)	[4]
Net realized and unrealized gains on trading of futures and forward currency contracts		(140.67)	131.22	[4]	132.86	[4]
Net losses from U.S. Treasury notes	[1]	(0.66)	0.21	[4]	1.71	[4]
Net income (loss) from operations		(180.60)	106.02	[4]	118.00	[4]
Less: profit share allocated to Managing Owner			19.91	[4]	28.44	[4]
Net income (loss) after profit share allocation		(180.60)	86.11	[4]	89.56	[4]
Net Asset Value Per Share, Beginning Balance	[4]	1,675.67	1,589.56		1,500.00
Net Asset Value Per Share, Ending Balance		$ 1,495.07	$ 1,675.67	[4]	$ 1,589.56	[4]
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(2.68%)	(1.57%)	[4]	(1.43%)	[4]
Total expenses	[2]	3.66%	3.72%	[4]	3.36%	[4]
Profit share allocation	[2]		1.23%	[4]	1.84%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	3.66%	4.95%	[4]	5.20%	[4]
Total return before profit share allocation	[2]	(10.78%)	6.65%	[4]	7.81%	[4]
Less profit share allocation	[2]		1.23%	[4]	1.84%	[4]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	(10.78%)	5.42%	[4]	5.97%	[4]

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	Periods less than one year are annualized.
[3]	For the eight months ended August 31, 2017, date of full redemption.
[4]	Series 5 Units were first issued on April 1, 2018.